UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Global Inflation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 86.9%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028 (a)	9,334,445	11,695,042
2.125%, 2/15/2040	4,257,640	6,043,188
2.125%, 2/15/2041	6,828,575	9,745,660
2.5%, 1/15/2029	20,359,450	28,253,501
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016	26,578,140	27,664,096
0.5%, 4/15/2015	5,308,000	5,511,196
0.625%, 4/15/2013 (a)	4,898,025	4,906,063
0.625%, 7/15/2021	28,581,280	31,832,401
1.125%, 1/15/2021	16,301,350	18,759,284
1.25%, 4/15/2014	11,414,340	11,784,416
1.375%, 7/15/2018	10,668,800	12,179,939
1.375%, 1/15/2020	15,639,183	18,182,990
1.625%, 1/15/2018	13,836,942	15,789,251

Total Government & Agency Obligations (Cost $185,425,296)		202,347,027
Corporate Bond 1.3%
Financials
Barclays Bank PLC, 0.417% *, 2/28/2022 (Cost $2,963,976)	3,000,000	2,925,000
Mortgage-Backed Securities Pass-Throughs 0.1%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017	109,787	118,348
Federal National Mortgage Association, 9.0%, 3/1/2020	35,351	38,393

Total Mortgage-Backed Securities Pass-Throughs (Cost $151,006)		156,741
Asset-Backed 1.5%
Credit Card Receivables 0.4%
Discover Card Master Trust, "A2", Series 2007-A2, 0.808% *, 6/15/2015	1,000,000	1,001,440
Home Equity Loans 1.1%
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.382% *, 1/15/2037	841,814	626,090
Novastar Home Equity Loan, "M3", Series 2004-3, 1.295% *, 12/25/2034	1,922,660	1,834,159

		2,460,249

Total Asset-Backed (Cost $3,416,126)		3,461,689
Collateralized Mortgage Obligations 0.5%
Federal National Mortgage Association, "SA", Series 2003-30, Interest Only, 7.405% ***, 10/25/2017	922,155	40,676
Residential Asset Securitization Trust, "1A2", Series 2003-A15, 0.695% *, 2/25/2034	1,097,310	1,044,379

Total Collateralized Mortgage Obligations (Cost $986,917)		1,085,055
Short-Term U.S. Treasury Obligations 4.9%
U.S. Treasury Bills:
0.13% **, 9/6/2012 (b)	906,000	905,888
0.156% **, 4/4/2013 (c)	3,600,000	3,595,176
0.185% **, 5/2/2013 (c)	7,000,000	6,988,933

Total Short-Term U.S. Treasury Obligations (Cost $11,490,900)		11,489,997

	Shares	Value ($)
Common Stocks 0.9%
Financials
American Capital Agency Corp. (REIT) (a)	41,000	1,378,010
American Capital Mortgage Investment Corp. (REIT)	30,000	716,400

Total Common Stocks (Cost $1,738,968)		2,094,410

	Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $134.0 (Cost $21,562)	20	14,375
Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $133.0 (Cost $32,812)	35	29,531

	Shares	Value ($)
Securities Lending Collateral 4.4%
Daily Assets Fund Institutional, 0.24% (d) (e) (Cost $10,198,000)	10,198,000	10,198,000
Cash Equivalents 1.7%
Central Cash Management Fund, 0.14% (d) (Cost $4,049,288)	4,049,288	4,049,288

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $220,474,351) †	102.2	237,851,113
Other Assets and Liabilities, Net	(2.2)	(5,123,890)

Net Assets	100.0	232,727,223

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of June 30, 2012.
†
The cost for federal income tax purposes was $220,852,044.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $16,999,069.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,438,439 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $439,370.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $9,843,644, which is 4.2% of net assets.
(b)	At June 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2012, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust

At June 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/17/2012	32	4,108,991	1,300
10 Year Canadian Government Bond	CAD	9/19/2012	50	6,799,430	7,367
10 Year Japanese Government Bond	JPY	9/10/2012	8	14,380,684	32,279
Federal Republic of Germany Euro-Bund	EUR	9/6/2012	152	27,102,943	(83,080)
Federal Republic of Germany Euro-Schatz	EUR	9/6/2012	145	20,275,543	(45,638)
United Kingdom Long Gilt Bond	GBP	9/26/2012	50	9,327,213	(20,705)
Total net unrealized depreciation					(108,477)

At June 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/19/2012	40	5,439,544	(20,800)
10 Year U.S. Treasury Note	USD	9/19/2012	348	46,414,500	54,666
2 Year U.S. Treasury Note	USD	9/28/2012	372	81,909,750	40,532
United Kingdom Long Gilt Bond	GBP	9/26/2012	12	2,238,531	(3,305)
Total net unrealized appreciation					71,093

At June 30, 2012, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Call Options
10 Year U.S. Treasury Note Future	20	8/24/2012	136.0	2,500	(3,750)
Put Options
10 Year U.S. Treasury Note Future	35	8/24/2012	131.0	29,531	(19,687)
Total				32,031	(23,437)

(f)	Unrealized appreciation on written options on exchange-traded futures contracts at June 30, 2012 was $8,594.

At June 30, 2012, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
7/16/2012	1,865,600	1	0.2%	BNP Paribas Alpha Index	(3,508)
7/16/2012	699,600	2	0.57%	Barclays Capital Commodity Strategy 1610 Index	(9,485)
7/16/2012	2,098,800	2	0.48%	Barclays Capital Commodity Strategy 1500 Index	77,950
7/16/2012	3,079,000	3	0.1%	Dow Jones-UBS Commodity Index	92,983
7/16/2012	1,378,000	4	0.1%	Dow Jones-UBS Commodity Index	41,615
7/16/2012	3,647,000	1	0.09%	Dow Jones-UBS Commodity Index	110,149
7/16/2012	4,664,000	5	0.3%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Bend	179,427
7/16/2012	2,332,000	6	0.13%	Dow Jones-UBS Commodity Index	94,800
7/16/2012	3,498,000	3	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	127,531
7/16/2012	1,399,200	4	0.46%	JPMorgan Alternative Benchmark	53,084
7/16/2012	3,264,800	4	0.65%	JPMorgan Alternative Benchmark	(75,820)
7/16/2012	1,049,400	7	0.44%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	(10,989)
7/16/2012	1,224,300	7	0.39%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	(14,564)
7/16/2012	1,224,300	7	0.45%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	25,549
7/16/2012	12,124,000	5	0.0%	UBS Custom Commodity Index	(478,878)
Short Positions
7/16/2012	606,200	7	0.14%	Dow Jones-UBS Commodity Index 3 Month Forward	(23,975)
7/16/2012	3,940,300	3	0.08%	Dow Jones-UBS Commodity Index 3 Month Forward	(155,750)
7/16/2012	1,515,500	4	0.1%	Dow Jones-UBS Commodity Index 3 Month Forward	(59,915)
7/16/2012	12,124,000	2	0.06%	Dow Jones-UBS Custom Commodity Index 3 Month Forward	(479,144)
Total net unrealized depreciation					(508,940)

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Counterparties:
1	BNP Paribas
2	Barclays Bank PLC
3	The Goldman Sachs & Co.
4	JPMorgan Chase Securities, Inc.
5	UBS AG
6	Citigroup, Inc.
7	Merrill Lynch & Co., Inc.

At June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,465,551	AUD	2,430,000	7/25/2012	15,475	UBS AG
USD	4,423,128	NZD	5,550,000	7/25/2012	11,829	UBS AG
CHF	1,630,000	USD	1,720,607	7/25/2012	2,270	UBS AG
GBP	1,890,000	USD	2,966,922	7/25/2012	7,086	UBS AG
NOK	2,710,000	USD	457,631	7/25/2012	2,486	UBS AG
Total unrealized appreciation					39,146

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	390,000	USD	381,732	7/25/2012	(1,118)	UBS AG
EUR	2,940,000	USD	3,721,255	7/25/2012	(72)	UBS AG
JPY	125,460,000	USD	1,567,995	7/25/2012	(2,109)	UBS AG
SEK	4,380,000	USD	627,089	7/25/2012	(5,488)	UBS AG
Total unrealized depreciation					(8,787)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Investment in Subsidiary

The Fund invests indirectly in commodities markets through a wholly owned subsidiary, DWS Cayman Global Inflation Plus Fund, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds.  The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of June 30, 2012, the Fund held $10,811,647 in the Subsidiary, representing 4.6% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Government & Agency Obligations	$—	$202,347,027	$—	$202,347,027
Corporate Bond	—	2,925,000	—	2,925,000
Mortgage-Backed Securities Pass-Throughs	—	156,741	—	156,741
Asset-Backed	—	3,461,689	—	3,461,689
Collateralized Mortgage Obligation	—	1,085,055	—	1,085,055
Short-Term U.S. Treasury Obligations	—	11,489,997	—	11,489,997
Common Stocks	2,094,410	—	—	2,094,410
Short-Term Investments(h)	14,247,288	—	—	14,247,288
Derivatives(i)	180,050	842,234	—	1,022,284
Total	$16,521,748	$222,307,743	$—	$238,829,491

Liabilities
Derivatives(i)	$(173,528)	$(1,344,252)	$—	$(1,517,780)
Total	$(173,528)	$(1,344,252)	$—	$(1,517,780)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$—	$(508,940)	$—	$—
Foreign Exchange Contracts	$—	$—	$30,359	$—
Interest Rate Contracts	$(37,384)	$—	$—	$(23,437)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012